Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Current assets
Cash and cash equivalents	$ 7,048	$ 9,905
Short-term investments	7,199	1,118
Accounts receivable	1,033	412
Prepaids and other receivables	1,677	1,866
Total current assets	16,957	13,301
Non-current assets
Royalty and other mineral interests	668,288	264,545
Long-term investment	1,587	1,587
Investment in associate	1,429
Other long-term assets	353	66
Total non-current assets	671,657	266,198
Total assets	688,614	279,499
Current Liabilities
Accounts payable and accrued liabilities	6,683	6,921
Derivative liabilities	528
Total current liabilities	7,211	6,921
Non-current liabilities
Non-current portion of lease obligation	256	11
Government loan	43
Derivative liabilities		4,549
Bank loan	9,362
Deferred income tax liability	135,523	42,700
Total non-current liabilities	145,184	47,260
Total liabilities	152,395	54,181
Equity
Issued Capital	551,074	228,620
Reserves	21,374	11,404
Accumulated deficit	(36,525)	(15,147)
Accumulated other comprehensive income	296	441
Total equity	536,219	225,318
Total equity and liabilities	$ 688,614	$ 279,499